Schedules of Investments (unaudited)
Pax Global Sustainable Infrastructure Fund	March 31, 2021

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 95.0%
COMMUNICATION SERVICES: 21.1%
AT&T, Inc.	55,132	$1,668,845
BCE, Inc.	24,834	1,121,057
Globe Telecom, Inc.	6,110	236,658
Hellenic Telecommunications Organization SA	11,956	191,805
HKT Trust & HKT, Ltd.	690,000	984,879
Koninklijke KPN NV	55,968	189,846
Lumen Technologies, Inc.	77,424	1,033,610
Orange SA	86,178	1,060,503
PCCW, Ltd.	1,268,000	716,080
Proximus SADP	44,889	976,691
Singapore Telecommunications, Ltd.	669,100	1,215,793
SoftBank Corp.	82,700	1,075,891
Spark New Zealand, Ltd.	233,388	731,007
Swisscom AG	713	382,536
Tele2 AB, Class B	73,356	989,569
Telecom Italia SpA	1,767,704	1,016,468
Telefonica Deutschland Holding AG	332,487	975,343
Telefonica SA	271,996	1,222,861
Telenor ASA	57,841	1,019,029
Telia Company AB	225,799	979,013
Telstra Corp., Ltd.	119,793	310,186
Verizon Communications, Inc.	28,722	1,670,183
Vodafone Group PLC	747,822	1,363,709
		21,131,562
CONSUMER DISCRETIONARY: 0.2%
China Education Group Holdings, Ltd.	102,000	181,986

HEALTH CARE: 2.8%
CVS Health Corp.	11,670	877,934
Encompass Health Corp.	6,185	506,552
Premier, Inc., Class A	20,947	709,056
Quest Diagnostics, Inc.	4,248	545,188
Select Medical Holdings Corp. (a)	5,550	189,255
		2,827,985
INDUSTRIALS: 22.0%
Advanced Drainage Systems, Inc.	6,595	681,857
Andritz AG	16,245	730,123
Bloom Energy Corp., Class A (a)	18,173	491,580
Brambles, Ltd.	105,297	849,396
Canadian Pacific Railway, Ltd.	535	204,345
Carlisle Companies, Inc.	3,069	505,096
China Conch Venture Holdings, Ltd.	155,000	730,272
Clean Harbors, Inc. (a)	4,021	338,005
CSX Corp.	10,888	1,049,821
Geberit AG	303	192,843
Generac Holdings, Inc. (a)	1,515	496,087
Hubbell, Inc.	5,140	960,615
ITM Power PLC	33,186	216,498
Kansas City Southern	755	199,260
MTR Corp., Ltd.	33,500	190,530
NEL ASA	74,013	219,035
Nexans SA	2,188	193,601
Norfolk Southern Corp.	4,572	1,227,673
Pentair PLC	15,443	962,408
Plug Power, Inc. (a)	14,071	504,305
Prysmian SpA	22,603	733,922
Quanta Services, Inc.	9,654	849,359
Schneider Electric SE	12,979	1,977,157
Shimizu Corp.	58,200	471,254
Sunrun, Inc. (a)	8,388	507,306
Union Pacific Corp.	7,121	1,569,540
Vestas Wind Systems A/S	1,087	224,234
Waste Management, Inc.	18,446	2,379,902
Watts Water Technologies, Inc., Class A	4,028	478,567
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	419,200	795,361
Xylem, Inc.	9,938	1,045,279
		21,975,231

INFORMATION TECHNOLOGY: 5.0%
China Railway Signal & Communication Corp., Ltd., Class H	579,000	237,759
Cisco Systems, Inc.	22,679	1,172,731
Enphase Energy, Inc. (a)	3,149	510,642
First Solar, Inc. (a)	5,588	487,832
Itron, Inc. (a)	5,367	475,785
Juniper Networks, Inc.	19,867	503,231
Motorola Solutions, Inc.	1,010	189,931
SolarEdge Technologies, Inc. (a)	1,737	499,283
SunPower Corp. (a)	14,568	487,300
Xinyi Solar Holdings, Ltd.	272,000	450,853
		5,015,347
REAL ESTATE: 10.2%
American Campus Communities, Inc., REIT	16,391	707,599
Boston Properties, Inc., REIT	1,789	181,154
Cousins Properties, Inc., REIT	5,277	186,542
Covivio, REIT	11,424	977,077
Dexus, REIT	26,437	196,576
Douglas Emmett, Inc., REIT	5,808	182,371
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	13,145	737,435
Healthpeak Properties, Inc., REIT	32,101	1,018,887
ICADE, REIT	9,750	712,255
Omega Healthcare Investors, Inc., REIT	25,156	921,464
SL Green Realty Corp.	9,933	695,211
STAG Industrial, Inc., Class A, REIT	21,002	705,877
Stockland, REIT	56,438	189,458
Ventas, Inc., REIT	16,639	887,524
Welltower, Inc., REIT	11,983	858,342
WP Carey, Inc., REIT	14,182	1,003,518
		10,161,290
UTILITIES: 33.7% (b)
Acciona SA	6,489	1,090,370
American Water Works Co., Inc.	13,707	2,054,953
Beijing Enterprises Water Group, Ltd. (a)	602,000	229,213
BKW AG	6,593	717,766
Boralex, Inc., Class A	15,419	484,888
Brookfield Renewable Partners, LP	32,768	1,398,904
China Longyuan Power Group Corp., Ltd., Class H	379,000	517,623
Edison International	30,351	1,778,569
EDP - Energias de Portugal SA	295,959	1,690,420
EDP Renovaveis SA	9,440	201,531
Encavis AG	25,920	491,289
Enel Americas SA	6,570,157	1,095,277
Enel Chile SA	9,497,831	739,329
Enel SpA	240,836	2,395,680
Falck Renewables SpA	64,997	464,952
Guangdong Investment, Ltd.	724,000	1,182,926
Iberdrola SA	184,923	2,386,787
Innergex Renewable Energy, Inc.	27,749	485,116
Mercury NZ, Ltd.	55,210	250,907
Meridian Energy, Ltd.	309,815	1,167,948
Ormat Technologies, Inc.	9,543	749,412
Orsted A/S	11,629	1,877,681
Pennon Group PLC	53,230	715,290
Scatec ASA	6,915	209,525
Severn Trent PLC	37,435	1,190,710
Solaria Energia y Medio Ambiente SA (a)	9,434	200,086
SSE PLC	88,162	1,767,734
Suez SA	67,523	1,430,070
Sunnova Energy International, Inc. (a)	13,346	544,784
United Utilities Group PLC	112,384	1,436,086
Veolia Environnement SA	59,570	1,528,242
Verbund AG	17,868	1,297,915
		33,771,983

TOTAL COMMON STOCKS		95,065,384
(Cost $92,035,852)

CLOSED-END FUNDS: 0.2%
Renewables Infrastructure Group Ltd., The	143,236	240,520
(Cost $238,541)

MONEY MARKET: 16.6%
State Street Institutional U.S. Government Money Market Fund, 0.040% (c)(d)	16,608,898	16,608,898
(Cost $16,608,898)

TOTAL INVESTMENTS: 111.8%		111,914,802
(Cost $108,883,291)

OTHER ASSETS AND LIABILITIES - (NET): -11.8%		(11,767,507)

Net Assets: 100.0%		$100,147,295

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2021.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	1,545,616	1.5%
Austria	2,028,038	2.0%
Belgium	976,691	1.0%
Canada	3,694,311	3.7%
Chile	1,834,606	1.8%
China	4,325,994	4.3%
Denmark	2,101,914	2.1%
France	7,878,905	7.9%
Germany	1,466,632	1.5%
Greece	191,805	0.2%
Hong Kong	1,891,489	1.9%
Italy	4,611,022	4.6%
Japan	1,547,145	1.5%
Netherlands	189,846	0.2%
New Zealand	2,149,862	2.1%
Norway	1,447,589	1.4%
Philippines	236,658	0.2%
Portugal	1,690,420	1.7%
Singapore	1,215,793	1.2%
Spain	5,101,634	5.1%
Sweden	1,968,581	2.0%
Switzerland	1,293,146	1.3%
United Kingdom	6,930,547	6.9%
United States	38,987,660	38.9%
Money Market	16,608,898	16.6%
Other assets and liabilities (net)	(11,767,507)	(11.8%)
	100,147,295	100.0%

March 31, 2021

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2021, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $293,185, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $500,813, representing 0.09% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 –	unadjusted quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2021:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,173,410,969	$-	$-	$1,173,410,969
Cash Equivalents	36,356,053	-	-	36,356,053
Total	$1,209,767,022	$-	$-	$1,209,767,022
Small Cap
Common Stocks	$552,163,371	$-	$-	$552,163,371
Cash Equivalents	26,033,474	-	-	26,033,474
Total	$578,196,845	$-	$-	$578,196,845
Global Opportunities
Common Stocks	$63,002,877	$42,919,907	$-	$105,922,784
Cash Equivalents	1,255,454	-	-	1,255,454
Total	$64,258,331	$42,919,907	$-	$107,178,238
Global Environmental Markets
Common Stocks	$1,159,764,103	$826,396,935	$-	$1,986,161,038
Cash Equivalents	70,164,216	-	-	70,164,216
Total	$1,229,928,319	$826,396,935	$-	$2,056,325,254
Global Women’s Leadership
Common Stocks	$599,459,192	$217,815,568	$-	$817,274,760
Preferred Stocks	-	710,081	-	710,081
Rights	1,888	-	-	1,888
Cash Equivalents	3,479,146	-	-	3,479,146
Total	$602,940,226	$218,525,649	$-	$821,465,875
Global Sustainable Infrastructure
Common Stocks	$44,945,039	$50,120,345	$-	$95,065,384
Closed-End Funds	240,520	-	-	240,520
Cash Equivalents	16,608,898	-	-	16,608,898
Total	$61,794,457	$50,120,345	$-	$111,914,802
U.S. Sustainable Economy
Common Stocks	$269,341,168	$-	$-	$269,341,168
Cash Equivalents	2,693,226	-	-	2,693,226
Total	$272,034,394	$-	$-	$272,034,394
Int'l Sustainable Economy
Common Stocks	$2,164,557	$733,578,155	$-	$735,742,712
Preferred Stocks	-	1,890,690	-	1,890,690
Rights	17,444	-	-	17,444
Cash Equivalents	2,961,839	-	-	2,961,839
Total	$5,143,840	$735,468,845	$-	$740,612,685

Core Bond
Community Investment Notes	$-	$-	$293,185	$293,185
Corporate Bonds	-	292,172,807	-	292,172,807
U.S. Gov't Agency Bonds	-	8,748,241	-	8,748,241
Supranational Bonds	-	87,573,421	-	87,573,421
Municipal Bonds	-	10,051,212	-	10,051,212
U.S. Treasury Notes	-	97,640,613	-	97,640,613
Asset-Backed Securities	-	58,957,739	-	58,957,739
Mortgage-Backed Securities	-	186,406,655	-	186,406,655
Medium Term Certificates of Deposit	-	258,638	-	258,638
Cash Equivalents	38,555,563	253,364	-	38,808,927
Total	$38,555,563	$742,062,690	$293,185	$780,911,438
High Yield Bond
Community Investment Notes	$-	$-	$500,813	$500,813
Common Stocks	-	0	-	0
Preferred Stocks	-	2,915,800	0	2,915,800
Corporate Bonds	-	502,823,274	-	502,823,274
Loans	-	11,218,746	-	11,218,746
Medium Term Certificates of Deposit	-	100,622	-	100,622
Cash Equivalents	18,746,040	905,382	-	19,651,422
Total	$18,746,040	$517,963,824	$500,813	$537,210,677
Sustainable Allocation
Affiliated Investment Companies	$2,183,374,633	$-	$-	$2,183,374,633
Cash Equivalents	128,008,467	-	-	128,008,467
Total	$2,311,383,100	$-	$-	$2,311,383,100

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2021, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/20	Gross Additions	Gross Reductions	Shares Held at 3/31/2021	Value at 12/31/20	Dividend Income	Realized Gains/ Losses[1]	Unrealized Appreciation/ Depreciation	Value at 03/31/21
Sustainable Allocation
Large Cap	74,122,950	-	-	74,122,950	$893,181,549	$-	$-	$83,758,934	$976,940,481
Small Cap	3,935,579	231,348	-	4,166,927	62,929,908	-	-	8,866,487	75,796,395
Global Opportunities	2,572,091	1,196,455	-	3,768,546	37,784,018	-	-	141,207	55,925,225
Global Environmental Markets	2,180,751	456,204	-	2,636,955	46,297,333	-	-	2,506,761	58,804,094
Global Women's Leadership	1,533,441	318,269	-	1,851,710	46,769,952	-	-	2,114,415	58,884,368
Global Sustainable Infrastructure	8,320,411	-	3,465,629	4,854,782	118,233,034	-	-	(8,447,436)	74,375,258
International Sustainable Economy	15,860,899	-	-	15,860,899	160,829,518	-	-	3,806,616	164,636,134
Core Bond	66,559,119	2,004,834	-	68,563,953	702,864,297	3,016,510	-	(25,899,766)	697,981,041
High Yield	-	2,920,064	-	2,920,064	-	2,397	-	29,240	20,031,637
Total					$2,068,889,609	$3,018,907	$-	$66,876,457	$2,183,374,633

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.